Labour Restructuring - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Labor restructuring	(4)	(7)	53	(4)	(7)	53
Labor restructuring, after tax				(3)	(5)	39
Provision for labor restructuring			89	24	50	89	55
Labor restructuring, last payment				2025